Sensitivities - Sensitivities on financial instruments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Fair value change | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 12	£ (3)
Change in risk variable, impact on net assets	£ 12	(3)
Fair value change | Commodity contract derivative liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 9	0
Change in risk variable, impact on net assets	£ 9	0
Inflation, UK RPI change | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	0.50%
Change in risk variable, impact on income statement	£ 27	27
Change in risk variable, impact on other equity reserves	£ 0	0
Interest rate risk | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	0.50%
Change in risk variable, impact on income statement	£ 14	16
Change in risk variable, impact on other equity reserves	£ 47	13
Interest rate risk | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	0.50%
Change in risk variable, impact on income statement	£ 5	11
Change in risk variable, impact on other equity reserves	£ 27	44
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 49	53
Change in risk variable, impact on other equity reserves	216	246
Change in risk variable, impact on net assets	£ 1,319	1,119
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in risk variable, percent	10.00%
Increase in risk variable, impact on earnings	£ 26	26
Decrease in risk variable, impact on earnings	(27)	(27)
Increase in risk variable, impact on net assets	26	26
Decrease in risk variable, impact on net assets	£ (27)	£ (27)